Finance income and finance costs	6 Months Ended
Jun. 30, 2024
Finance income and finance costs
Finance income and finance costs

5.     Finance income and finance costs

	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Interest Bootstrap Loan Agreement	(316)	(470)	(678)	(947)
Foreign exchange differences	163	121	506	(431)
Interest on Government treasury bonds	306	0	673	0
Other finance income/finance costs - net	(48)	396	(36)	906
	105	47	465	(472)